COMBINED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Hyperfine Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Convertible preferred stock, aggregate liquidation preference	$ 178,120	$ 147,651		$ 87,882
Convertible preferred stock, shares authorized	129,788,828	129,788,828		67,539,894
Convertible preferred stock, shares issued	109,182,191	95,010,858		67,211,210
Convertible preferred stock, shares outstanding	109,182,191	95,010,858	67,211,210	67,211,210	68,646,000
Hyperfine Common stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares authorized	125,000,000	125,000,000		57,000,000
Common shares, shares issued	6,503,073	4,812,083		4,605,299
Initial shareholders holding	6,503,073	4,812,083		4,605,299
Liminal Common stock
Common shares, par value, (per share)	$ 0.001	$ 0.001		$ 0.001
Common shares, shares authorized	36,000,000	5,000		5,000
Common shares, shares issued	0	1,000		1,000
Initial shareholders holding	0	1,000		1,000
Hyperfine Special-Voting common stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares authorized	25,000,000	25,000,000		25,000,000
Common shares, shares issued	0	0		0
Initial shareholders holding		0		0